LONG-TERM INVESTMENT	12 Months Ended
Dec. 31, 2013
LONG-TERM INVESTMENT
LONG-TERM INVESTMENT

6.                                      LONG-TERM  INVESTMENT

In March 2012, the Group and Shanghai Normal University set up an entity, Shanghai Shihong Technology Co., Ltd (“Shanghai Shihong”), in which the Group contributed cash of RMB1,020, representing 51% of equity interest in the entity. Shanghai Normal University contributed cash of RMB980, representing 49% of equity interest in the entity. The Group controls three out of five seats in the board of directors of Shanghai Shihong. The remaining two seats are controlled by the other shareholder. According to the article of association of Shanghai Shihong, two-thirds of the directors’ approval is required for the approval of operating budget and appointment and dismissal of the general manager. Therefore the Group does not have control but has significant influence over the operating and financial policies in Shanghai Shihong. The Group applied the equity method to account for the investment and recognized a share of (loss) gain on equity method investment in the amount of RMB(219) and RMB 212 for the year ended December 31, 2012 and 2013, respectively.